Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income tax Benefit from Continuing and Discontinuing Operations
	2016	2015	2014
Income tax benefit from continuing operations	$5,792	$2,497	$11,530
Income tax benefit from discontinued operations	—	—	8,744
Income tax benefit	$5,792	$2,497	$20,274

Income (Loss) From Continuing Operations Before Income Tax From Domestic And Foreign Operations

	2016	2015	2014
Domestic operations	$(2,295)	$(35,996)	$(20,823)
Foreign operations	(11,674)	27,310	30,011
Total income (loss) from continuing operations before income tax	$(13,969)	$(8,686)	$9,188

Benefit For Income Taxes

	2016	2015	2014
Federal:
Current	$260	$—	$(174)
Deferred	(5,098)	(2,355)	(9,531)
State:
Current	54	115	277
Deferred	(1,153)	(673)	(3,577)
Foreign:
Current	146	416	1,475
Deferred	—	—	—
Total	$(5,791)	$(2,497)	$(11,530)

Income Tax Benefit Reconciliation

	2016	2015	2014
Tax provision at statutory U.S. federal income tax rate	$(4,889)	$(3,040)	$3,214
State income tax — net of federal income tax benefit	(1,118)	(676)	(2,726)
Worthless stock deduction	—	—	(9,631)
Charitable contributions	—	(469)	(1,764)
Adjustment to deferred tax depreciation	—	1,135	(1,670)
Change in deferred state tax rate	(1,082)	—	(811)
Research and development tax credits	(253)	(286)	(691)
Purchase price adjustment	—	393	(393)
Changes in unrecognized tax benefits	10	(186)	127
Changes in valuation allowance	1,031	270	2,246
Other	510	362	569
Income tax benefit	$(5,791)	$(2,497)	$(11,530)

Reconciliation Of Unrecognized Tax Benefits

	2016	2015	2014
Unrecognized tax benefits — January 1	$157	$442	$253
Gross increases — tax positions in prior period	—	—	—
Gross increases — current period tax positions	—	—	270
Gross decreases — expirations	—	—	(65)
Gross decreases — tax positions in prior period	—	(285)	(16)
Unrecognized tax benefits — December 31,	$157	$157	$442

Deferred Tax Assets (Liabilities)

	2016	2015
Deferred tax assets:
Accrued liabilities	$16,194	$17,841
Federal NOLs	17,905	24,687
Foreign NOLs	3,795	3,586
State NOLs	5,989	6,008
Tax credit carryforwards	5,970	5,374
Charitable contribution	1,883	2,233
Valuation allowance	(7,133)	(6,102)
Total deferred tax assets	44,603	53,627

Deferred tax liabilities:
Depreciation and amortization	(111,793)	(126,174)
Other liabilities	(1,259)	(1,459)
Total deferred tax liabilities	(113,052)	(127,633)
Net noncurrent deferred tax liabilities	$(68,449)	$(74,006)